Leases and right-of-use assets	12 Months Ended
Dec. 31, 2019
Disclosure of Leases [Abstract]
Leases and right-of-use assets
14. Leases and right-of-use assets
As a lessee, the Company leases various assets including mobile mine equipment, office and properties. These right-of-use assets are presented as property, plant and equipment.

	Right-of-use Land and buildings	Right-of-use Plant and equipment and Capital works in progress	Total

Cost
Balance at December 31, 2018	$—	$11,345	$11,345
Initial adoption of IFRS 16	7,555	1,824	9,379
Additions	552	13,463	14,015
Disposals	—	(232)	(232)
Balance at December 31, 2019	$8,107	$26,400	$34,507

Accumulated Depreciation
Balance at December 31, 2018	$—	$—	$—
Depreciation for the year	(1,184)	(4,705)	(5,889)
Disposals	—	151	151
Balance at December 31, 2019	$(1,184)	$(4,554)	$(5,738)

Right-of-use assets, net carrying amount	$6,923	$21,846	$28,769

Interest expense on lease liabilities is disclosed in Note 19(b) and the cash payments for principal portion of lease liabilities is presented on the Consolidated Statement of Cash Flow.